Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 15,792,196	$ 17,621,188
Less: accumulated depreciation	(7,321,924)	(6,374,373)
Property, plant and equipment, net	8,470,272	11,246,815
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	14,111,170	15,345,997
Machinery [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	1,585,671	1,918,918
Furniture, fixture and electronic equipment [Memebr]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	74,719	179,667
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 20,636	$ 176,606